Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 10,554	$ 8,769
Property and equipment, gross	137,471	116,745
Accumulated depreciation	75,612	68,053
Property and equipment, net	61,859	48,692
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	58,995	53,937
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,742	7,332
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 60,180	$ 46,707